Stockholders' Deficiency - Schedule of Share based Payment Award Stock Option Granted Assumptions (Details) (10K) - Options [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Expected dividends	0.00%	0.00%
Minimum [Member]
Risk free interest rate	1.16%	1.33%
Expected term (years)	5 years 6 months	5 years
Expected volatility	124.00%	120.00%
Maximum [Member]
Risk free interest rate	1.53%	2.24%
Expected term (years)	10 years	10 years
Expected volatility	126.00%	123.00%